Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents [Abstract]
Cash in banks and on hand		$ 1,413	$ 599
Bank deposits with original maturities of three months or less	[1]	681	2,370
Cash and cash equivalents		$ 2,094	$ 2,969

[1]	Deposits with maturity of less than three months, which in 2022 bear an interest of 4.5% per annum (in 2021: 0.58-1.6%).